Interest in Other Entities (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands																										1 Months Ended																															3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2026	Feb. 04, 2022	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Aug. 09, 2021	Jul. 05, 2021 USD ($)	Jul. 05, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 USN ($)	May 10, 2021 USD ($)	Apr. 08, 2021	Mar. 09, 2021 USD ($) shares	Feb. 04, 2021 ILS (₪)	Feb. 02, 2021 USD ($)	Jan. 11, 2021 USD ($) shares	Jan. 07, 2021 USD ($)	Oct. 14, 2020 USD ($)	Oct. 14, 2020 USD ($)	Oct. 08, 2020	Sep. 24, 2020 shares	Mar. 03, 2020 $ / shares shares	Nov. 28, 2017	Mar. 29, 2017	Dec. 06, 2016	Feb. 28, 2022	Feb. 08, 2022 USD ($)	Jan. 22, 2022 USD ($)	Dec. 21, 2021 USD ($) shares	Nov. 30, 2021 USD ($) shares	Nov. 23, 2021 USD ($)	Sep. 22, 2021 USD ($)	Aug. 25, 2021 USD ($) shares	Jul. 31, 2021 USD ($)	Jul. 23, 2021 USD ($)	Jun. 28, 2021 shares	Mar. 31, 2021 USD ($) shares	Mar. 30, 2021 ₪ / shares shares	Mar. 25, 2021	Mar. 22, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Feb. 25, 2021 USD ($) $ / shares	Jan. 20, 2021 $ / shares shares	Jan. 19, 2021 USD ($) shares	Sep. 29, 2020	Sep. 24, 2020 shares	Jul. 31, 2020 USD ($) shares	Jun. 23, 2020	May 18, 2020 $ / shares shares	Mar. 24, 2020 USD ($)	Feb. 18, 2020 USD ($)	Sep. 16, 2019	Aug. 27, 2019	Jul. 31, 2019	Jun. 19, 2019 USD ($) $ / shares shares	Jun. 19, 2019 ILS (₪) shares	Oct. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Oct. 13, 2021 ILS (₪)	May 22, 2020 $ / shares shares	Dec. 30, 2019 shares
Interest in Other Entities (Details) [Line Items]
Voting right																																																													50.00%	50.00%
Shares issued | shares																2.3																																																		575,001
Common stock issued, percentage																																																																10.00%
Common stock outstanding, pecentage																																																																10.00%
Listing Expenses																																																																$ 10,098,000
Capital reserve																																																																$ 11,714,000,000
Amount investment											$ 5,400,000																																												$ 5,000,000
Description of conversion date																																																On June 23, 2020, the Company and ScoutCam entered into a Conversion Side Letter, pursuant to which the Company converted USD 381 thousand worth of outstanding credit previously extended to ScoutCam, including interest, into (a) 87,497 shares of ScoutCam common stock, (b) warrants to purchase 43,749 shares of ScoutCam common stock at an exercise price of USD 5.355, and (c) warrants to purchase 87,497 shares of ScoutCam common stock at an exercise price of USD 8.037.
Exercise price per share | $ / shares																																								$ 10.35
Description of the reverse stock split arrangement						ScoutCam amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of ScoutCam’s outstanding Common Stock. As a result of the reverse stock split, every 9 shares of ScoutCam’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock.
Purchase agreement, description		On February 04, 2022, the Company entered into a share purchase agreement with Parazero Ltd (hereinafter “Parazero”), a company which is engaged in the field of safety systems for drones, pursuant to which the Company invested USD 1.6 million in exchange for 4.35% of the outstanding share capital of Parazero’s share capital on a fully diluted basis.
Eventer, description																																							Eventer completed a finance round of an approximately USD 2,250 thousand (approximately NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further provided the investment proceeds to be paid by Keshet are to be netted by the USD 1,250 thousand to be paid as consideration of the above-mentioned advertising services. Accordingly, the net amount Eventer raised in finance round amounted to USD 1,000 thousand, with advertising services recorded as prepaid expense in the amount of USD 1,250 thousand. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Consequently, the Company holds approximately 47.69% of Eventer issued and outstanding share capital. The transaction was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest.
Loaned amount																														$ 250,000
Repaid term of loan																														6 years
Loan interest percentage																														4.00%
Agreement with screenz cross media ltd description														On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who serves as Eventer ’s President) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of eight months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences. On December 30, 2021, the Board of Directors approved an amendment to the agreement between Eventer and Screenz effective September 30, 2021 (the “Effective Date”). As per the amendment, instead of USD 1,500, Eventer will pay in exchange for the license an aggregate amount of USD 1,800 thousand, and the repayment term is to be extended to a period of three years, in monthly installments of approximately USD 50 each. Eventer evaluated the change in the terms of the commitment in accordance with IFRS 9 and concluded that the change was material. As of the Effective Date Eventer’s debt to Screenz was USD 1,300 thousand. The fair value of the debt as of September 30, 2021, was valued at USD 1,415 thousands. The difference between the carrying value of the payable balance immediately prior to the effective date and the fair value of the debt amounted to USD 115 thousands and recorded as finance loss.
License total amount																																																													$ 1,217,000
Deferred offering costs.																																																													470,000
Exercise price per share | ₪ / shares																																						₪ 0.001
Options shall vest over a period																																						3 years
Risk-free interest rate percentage																																						0.15%																										0.24%
Expected dividend percentage																											5.02%											0.00%																										34.74%
Expected volatility percentage																																						47.02%
Forecasted life																																						10 years
Recognized and recorded as expenses | ₪																																																														₪ 1,123,000
Jeffs’ brands ltd description																				On October 8, 2020, the Company entered into the Pro and Purex SPA. Pro and Purex (as defined in note 1) both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon Online Marketplace. Pursuant to the Pro and Purex SPA, the Company acquired 50.01% of Pro’s and 50.03% of Purex’ issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company’s ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the former stockholders, and issue up to USD 500 thousand worth of ADSs to the former stockholders of such companies subject to EBITDA milestones. On July 2021, and Following EBITDA results the Company issued USD 71 thousand worth of ADSs. In addition, the companies’ former shareholders are entitled to additional milestone issuances of up to an aggregate USD 750 thousand in ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions contemplated in the definitive agreements closed on January 4, 2021. Also, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’ stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such acquisition financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’ stockholders. Subsequently, according to the terms of the Pro and Purex SPA, The Company entered into a loan and pledge agreement, effective January 5, 2021, with its majority owned subsidiaries Pro and Purex.
Loan amount				$ 1,240,000	₪ 4,000,000										$ 940,000															$ 250,000											$ 4,000,000																				$ 250,000
Annual interest rate								10.00%							4.00%																																						4.00%								4.00%	4.00%
Percentage on shares issued											50.03%
Fair value amount																																																											$ 60,000
Aggregate amount																																$ 0.0999
Annual interest rate																																10.99%
Additional interest percentage							1.00%	1.00%
Aggregate value							$ 125,000	$ 125,000
Deferred offering costs																																																													$ 836,000
Warrants to purchase shares | shares																																																							2,898,183	2,898,183
Expected term																							5 years 6 months	5 years	5 years 6 months																																							3 years
Ordinary shares | shares																																														63,940
Percentage on discount on average share price																																																							20.00%
Paid in cash																																																							$ 4,057,000	₪ 14,400,000					$ 4,703,000		$ 1,818,000	$ 4,057,000
Issued internet | shares																																																							333,334
Warrant to purchase | shares																																																							333,334	333,334
Additional purchase																																																													16.77%	16.77%
Exercise percentage																																					60.00%
Owns percentage																																				33.17%
Additional purchase, percentage																										38.03%																																			10.00%	10.00%
Exercise percentage																																																											40.00%
Interests increased, percentage																																																									1.41%
Issued and outstanding share capital, percentage																			58.70%																																										47.69%	47.69%	0.47%
Profit and loss																																																													$ (2,748,000)		$ (2,525,000)
Interest percentage																														4.00%											4.00%																5.63%
Percentage of issued and outstanding share capital																																															19.90%
Additional consideration transferred																																															$ 1,000,000
Options amount																																																													516,000		36,000
Invest an amount													$ 120,500																																																		$ 2,000,000
Completion of an IPO																																																															3 years
Share-based compensation expense																																																												$ 540,000	2,362,000		$ 1,388,000	259,000
Gross proceeds																$ 9,680,000																										$ 9,700,000
Charging technology in consideration																											$ 2,000,000	$ 400,000
Invest amount																																					$ 11,843,000																					$ 11,843,000		$ 10,735,000	4,867,000		$ 1,013,000	1,149,000
Fully diluted share capital, percentage												47.69%
Invested additional amount																																		$ 134																											423,000
Invest an additional																																										$ 488,765,000																			$ 222,000
Holdings increased, percentage																																		5.72%
Exercise price | $ / shares																																										$ 2.6																								$ 1.5
Paid transactions			$ 753,000
Purchase percentage																																										15.00%
Minimal liabilities																																																													$ 7,556		$ 2,051,000	1,435,000
Fully diluted shares capital, percentage																																																						5.00%
Loan Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description							On July 9, 2021, the loan principal of USD 375 thousand was received.		On July 6, 2021, the loan principal of USD 375 thousand was received.	On July 6, 2021, the loan principal of USD 375 thousand was received.
Fair value of option liability							$ 31,000			$ 31
Revaluation of liability							$ 37,500		$ 37,500
Maturity loan description																															the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.
Financial gain in amount																															$ 7,000
Loan maturity date																															Nov. 23, 2021
Purchase Price [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price | $ / shares			$ 6.05
IPO [Member]
Interest in Other Entities (Details) [Line Items]
Price per share, percentage																																																															125.00%
Second Tranche [Member]
Interest in Other Entities (Details) [Line Items]
Purchased additional shares in the amount																																																													$ 700,000
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Undertook to issue certain investors | shares																																								22,222,223
Aggregate purchase price																																								$ 20,000,000
Transferred and delivered																																																				100.00%
Common stock representing percentage																																																				60.00%
Shares issued | shares																																											33,333,333
Additionally sales achievement																																																															$ 3,300,000	$ 33,000,000
Common stock outstanding, pecentage																																																													27.02%	27.02%
Share issuance | shares																																																															1,194,885,000,000
Net acquired assets																																																															$ 3,040,000
Warrants, description																																																															Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 5.355 per share during the 12-month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 8.037 per share during the 18-month period following the allotment.
Exercise of warrants																																																													$ 2,000,000
Amount investment																																																													250,000
Private issuance | shares																						108,862																											229,568
Purchase price per unit | $ / shares																						$ 8.712																											$ 8.712
Common stock par value | $ / shares																						$ 0.001																					$ 0.001						$ 0.001
Securities offered amounted																																																															$ 948
Net issuance expenses																																																															$ 909,000
Additional shares in common stock | shares																																											25,000,000
Funding interest percentage																																					28.06%
fair value (loss) gain on Investment																																					$ 11,465
Profit and loss an additional gain																																					$ 97,000
Expected dividend percentage																																																										28.06%
ScoutCam Inc. [Member] | Consultant [Member]
Interest in Other Entities (Details) [Line Items]
Amount investment																																																													$ 250
ScoutCam Inc. [Member] | Non-adjusting events after reporting period [member]
Interest in Other Entities (Details) [Line Items]
Exercise price percentage	135.00%
ScoutCam Inc. [Member] | Investors [Member]
Interest in Other Entities (Details) [Line Items]
Undertook to issue certain investors | shares																																								2,469,136
Aggregate purchase price																																								$ 20,000,000
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Amount representing, percentage																																																													3.00%	3.00%
Exercise of warrants																																																													$ 2,000,000
Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Purchase agreement, description																		Pursuant to the share purchase agreement, the Company invested USD 750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. The Milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”), and the loan was valued at USD 204 thousand. According to the loan agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company approval. The Company extended the Initial Advance on account of its commitment to lend up to USD 1,250 thousand. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equal monthly installments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.
Eventer [Member] | Loan Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Amount of loan outstanding																		$ 600,000	$ 600,000
Round Robin Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price per share | ₪ / shares																																						₪ 0.001
Options shall vest over a period																																						3 years
Risk-free interest rate percentage																																						0.15%
Expected dividend percentage																																						0.00%
Expected volatility percentage																																						47.02%
Forecasted life																																						10 years
Options purchase shares | shares																																						29,944
Mr. Roee Grinblat [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price percentage														50.00%
Risk-free interest rate percentage														0.49%
Expected dividend percentage														0.00%
Expected volatility percentage														47.02%
Forecasted life														5 years
Recognized and recorded as expenses | ₪														₪ 186,000
Grant shares percentage																																																													2.00%	2.00%
Options shale vest over a period																																																													3 years	3 years
Public offering percentage														50.00%
Mr. Liron Carmel [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price percentage														50.00%
Risk-free interest rate percentage														0.49%
Expected dividend percentage														0.00%
Forecasted life														5 years
Grant shares percentage														2.00%
Options shale vest over a period														3 years
Public offering percentage														50.00%
Expected volatility														47.02%
Mr. Eli Uzan [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price percentage														50.00%
Risk-free interest rate percentage														0.49%
Expected dividend percentage														47.02%
Forecasted life														5 years
Recognized and recorded as expenses | ₪																																																														₪ 147,000
Grant shares percentage														2.00%
Options shale vest over a period														3 years
Public offering percentage														50.00%
Expected volatility														0.00%
Pro Loan [Member]
Interest in Other Entities (Details) [Line Items]
Loan amount															$ 3,760,000
Mr. Victor Hacmon [Member]
Interest in Other Entities (Details) [Line Items]
Fair value amount																																			$ 32,967
Amazon Loans [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate amount																																$ 78,000
Jeffs’ Brands {Member]
Interest in Other Entities (Details) [Line Items]
Financial gain																															$ 7,000
Deferred offering costs																																																													$ 366,000
Gix Media [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition | shares																					63,940
Additional purchase, percentage																																																													8.18%	8.18%
Gix internet [Member]
Interest in Other Entities (Details) [Line Items]
Reduced percentage																																																															8.22%
Additional ordinary shares | shares																																				3,954,980	5,903,718																					5,903,718
Gix [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description				The loan will be repaid in full, together with the accrued interest, in one (1) installment upon the earliest of: (i) the closing of a rights offering by the Gix for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.	The loan will be repaid in full, together with the accrued interest, in one (1) installment upon the earliest of: (i) the closing of a rights offering by the Gix for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.
Additional ordinary shares | shares																																																									222,000
Loan agreement				$ 1,240,000,000																																																													₪ 0.0326
Matomy [Member]
Interest in Other Entities (Details) [Line Items]
Purchased shares																																																		$ 22,326,246	$ 2,284,865
Issued and outstanding share capital, percentage																																												4.73%						24.92%	2.32%
Exchange percentage																																													100.00%
Share capital, percentage																																													53.00%
Additional share issuances, percentage																																													73.00%
selling percentage																																																															50.00%
Shares sold | shares													11,000,000																															2,300,000
Profit and loss																																												$ 2,025,000
Purchased additional shares in the amount																																																									$ 280,000
Matomy [Member]
Interest in Other Entities (Details) [Line Items]
Assets and liabilities amount																																																													$ 546,000
Polyrizon Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate purchase price																																															$ 104,000
Shares issued | shares													7,688,712																				14,696,340				589,466										3,107,223											589,466
Percentage of issued and outstanding share capital																																															19.90%
Gross proceeds under share purchase agreement																																															$ 104,000
Equity financing amount																																															500,000
Pre-money valuation																																															$ 10,000,000
Invest an amount																																	$ 297
Term of the license																																																													4 years	4 years
Description of polyrizon products																																																													the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.	the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.
Exchange for gross proceeds													$ 250,000
Investment, percentage													35.68%
Share-based compensation expense																																					$ 19
Gross proceeds																																	800,000
Received approximate amount																																	$ 780,000
Polyrizon ordinary shares issued | shares																																	14,328,396
Holds percentage																																																													37.03%	37.03%
Charging Robotics Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Risk-free interest rate percentage																																																													0.85%	0.85%
Expected dividend percentage																																																													0.00%	0.00%
Expected volatility percentage																																																													85.00%	85.00%
Forecasted life																																																													4 years 5 months 8 days	4 years 5 months 8 days
Charging technology in consideration																	$ 75,000
Invest amount																	$ 150,000
Options to purchase shares																	15
Fully diluted share capital, percentage																	15.00%
Valuation amount																	$ 150,000
Recorded expense																																																													$ 91
One-time payment																																																													$ 50,000
Purchase ordinary shares																																																													5.00%	5.00%
Revoltz Ltd.[Member]
Interest in Other Entities (Details) [Line Items]
Issued and outstanding share capital, percentage																																																													19.99%	19.99%
Percentage of issued and outstanding share capital																																																													37.50%
Invested an initial amount																																																													$ 250,000
Consideration ordinary shares | shares																																																													19,990
Invest an additional																																																													$ 400,000
Revoltz Ltd.[Member] | Second Tranche [Member]
Interest in Other Entities (Details) [Line Items]
Issued and outstanding share capital, percentage																																																													50.10%	50.10%
Automax [Member]
Interest in Other Entities (Details) [Line Items]
Pre-money valuation																																																													$ 30,000,000
Invest an additional																																																													$ 279,000
Options to purchase, percentage																																																													5.00%	5.00%
Elbit Imaging Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Profit and loss an additional gain																																																													$ 104,000
Outstanding shares, percentage																																																													5.12%	5.12%
Total purchased																																																													$ 1,060,000.00
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares																																																													150,000
SciSparc Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares																																																													150,000
Valuation amount																																																													$ 16,000
Exercise price | $ / shares																																																													$ 5.02
Investment, description																																																													The Company treated the investment as follow: 1.The 15% shares of SciSparc are measured at fair value through profit and loss. 2.	The Company treated the investment as follow: 1.The 15% shares of SciSparc are measured at fair value through profit and loss. 2.
Buffalo Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Consideration ordinary shares | shares			150,000
Warrant per share | $ / shares			$ 0.72
Paid transactions			$ 72,000
Purchase percentage			85.00%
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Charging technology in consideration																													$ 262.5
Purchased shares | shares																													90,000,000
Issued and outstanding shares, percentage																													35.06%
Minimal liabilities																													$ 5,000
Safee Cyber Technologies Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Invested additional amount				$ 400,000,000,000
Fully diluted shares capital, percentage				2.35%	2.35%
GERD IP Inc [Member]
Interest in Other Entities (Details) [Line Items]
Received compensation																																																													$ 1,000,000
Net amount received																																																													$ 494,000
Intellisense [Member] | Exchange Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued | shares																																																																			1,792,328
Gix internet [Member] | Ordinary Shares [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition | shares																																																							2,168,675	2,168,675
Gix Media [Member] | Ordinary Shares [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition | shares																																																							729,508	729,508
Algomizer Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition | shares																																																							2,898,183	2,898,183
Common Stock [Member] | ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued | shares																																																															379,257
Warrants A [Member]
Interest in Other Entities (Details) [Line Items]
Warrant exercised | shares																														192,220								37,349			37,349																		43,749
Total exercise price																																									$ 234,000
Warrants A [Member] | ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Securities offered amounted																																																															$ 2,000
Net issuance expenses																																																															$ 1,900,000
Warrants exercised | shares																																									43,749
Warrants B [Member]
Interest in Other Entities (Details) [Line Items]
Warrant exercised | shares																																									185,271																		185,271
Warrants forfeited | shares																																																													878,462
Additional warrants | shares																																																													459,137
Gix Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Expected term																																																							3 years	3 years
ADS [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued | shares																73,194,700
ADS [Member] | Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued | shares																																																							6,666,680
Warrants [Member] | Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued | shares																																																							6,666,680
Number of warrants issued | shares																																																							333,334
Exercise price of warrants | $ / shares																																																							$ 4